AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.5%
Consumer Staples – 17.3%
Beverages – 6.6%
Asahi Group Holdings Ltd.	360,900	$13,431,984
Pernod Ricard SA	60,255	13,643,592

		27,075,576

Food Products – 6.7%
Kerry Group PLC - Class A	126,538	12,619,036
Nestle SA (REG)	124,878	15,226,437

		27,845,473

Personal Care Products – 4.0%
Kose Corp.	69,800	8,296,305
L’Oreal SA	18,564	8,295,187

		16,591,492

		71,512,541

Consumer Discretionary – 16.7%
Broadline Retail – 3.2%
Pan Pacific International Holdings Corp.	695,000	13,445,632

Hotels, Restaurants & Leisure – 5.9%
Compass Group PLC	612,727	15,398,772
Yum China Holdings, Inc.	138,528	8,781,290

		24,180,062

Textiles, Apparel & Luxury Goods – 7.6%
LVMH Moet Hennessy Louis Vuitton SE	21,108	19,375,209
Samsonite International SA(a) (b)	3,860,400	11,970,145

		31,345,354

		68,971,048

Industrials – 16.3%
Machinery – 9.6%
Alstom SA	389,788	10,612,482
FANUC Corp.	345,000	12,458,704
KION Group AG	258,986	10,041,958
Techtronic Industries Co., Ltd.	616,000	6,674,425

		39,787,569

Professional Services – 4.2%
Recruit Holdings Co., Ltd.	249,700	6,869,004
Teleperformance	43,062	10,405,248

		17,274,252

Trading Companies & Distributors – 2.5%
Ashtead Group PLC	164,844	10,122,221

		67,184,042

Health Care – 14.3%
Biotechnology – 2.9%
Genmab A/S(b)	32,251	12,191,048

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.2%
Terumo Corp.	335,400	$9,070,996

Life Sciences Tools & Services – 5.7%
Eurofins Scientific SE	121,931	8,164,460
Lonza Group AG (REG)	25,360	15,266,705

		23,431,165

Pharmaceuticals – 3.5%
Novo Nordisk A/S - Class B	91,625	14,551,998

		59,245,207

Financials – 13.6%
Banks – 2.4%
HDFC Bank Ltd. (ADR)	151,368	10,091,705

Capital Markets – 2.9%
London Stock Exchange Group PLC	124,179	12,061,465

Financial Services – 4.2%
Adyen NV(a) (b)	5,910	9,417,158
Worldline SA/France(a) (b)	181,237	7,702,304

		17,119,462

Insurance – 4.1%
AIA Group Ltd.	1,601,600	16,796,548

		56,069,180

Information Technology – 10.4%
Electronic Equipment, Instruments & Components – 2.1%
Keyence Corp.	17,600	8,625,907

IT Services – 1.7%
Capgemini SE	38,500	7,154,662

Semiconductors & Semiconductor Equipment – 3.2%
ASML Holding NV	19,099	13,014,974

Software – 3.4%
SAP SE	110,939	14,008,319

		42,803,862

Communication Services – 6.0%
Diversified Telecommunication Services – 3.0%
Cellnex Telecom SA(a)	315,779	12,279,896

Entertainment – 1.1%
Sea Ltd. (ADR)(b)	53,398	4,621,597

Interactive Media & Services – 1.9%
Tencent Holdings Ltd.	160,050	7,821,531

		24,723,024

Materials – 2.9%
Chemicals – 2.9%
Sika AG (REG)	42,916	12,037,741

Total Common Stocks (cost $420,515,501)		402,546,645

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $11,403,859)	11,403,859	$11,403,859

Total Investments – 100.3% (cost $431,919,360)(f)		413,950,504
Other assets less liabilities – (0.3)%		(1,222,098)

Net Assets – 100.0%		$412,728,406

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,102	AUD	1,549	04/13/2023	$(66,382)
Bank of America, NA	CNH	78,289	USD	11,503	04/20/2023	97,515
Bank of America, NA	SEK	11,212	USD	1,060	04/21/2023	(20,993)
Bank of America, NA	USD	13,803	SEK	143,501	04/21/2023	36,855
Bank of America, NA	USD	1,352	SEK	13,959	04/21/2023	(5,489)
Bank of America, NA	JPY	389,971	USD	2,981	04/28/2023	33,963
Bank of America, NA	JPY	398,494	USD	2,978	04/28/2023	(33,470)
Bank of America, NA	USD	5,008	JPY	653,866	04/28/2023	(66,199)
Bank of America, NA	EUR	4,778	USD	5,229	05/11/2023	36,879
Bank of America, NA	EUR	5,014	USD	5,446	05/11/2023	(3,485)
Bank of America, NA	USD	1,212	EUR	1,111	05/11/2023	(4,577)
Bank of America, NA	USD	2,161	CHF	1,963	05/24/2023	(3,706)
Bank of America, NA	USD	14,858	GBP	12,111	05/24/2023	97,284
Bank of America, NA	USD	2,422	GBP	1,958	05/24/2023	(4,022)
Bank of America, NA	HKD	27,916	USD	3,573	07/12/2023	928
Bank of America, NA	USD	1,176	HKD	9,183	07/12/2023	(1,135)
Barclays Bank PLC	USD	1,164	JPY	153,775	04/28/2023	(1,625)
Barclays Bank PLC	EUR	4,392	USD	4,694	05/11/2023	(78,714)
Barclays Bank PLC	USD	1,114	EUR	1,047	05/11/2023	23,457
Barclays Bank PLC	HKD	217,377	USD	27,927	07/12/2023	116,146
BNP Paribas SA	USD	1,748	EUR	1,650	05/11/2023	44,871
Citibank, NA	USD	12,984	JPY	1,686,359	04/28/2023	(239,427)
Citibank, NA	EUR	24,119	USD	25,682	05/11/2023	(529,377)
Citibank, NA	USD	1,803	EUR	1,673	05/11/2023	14,999
Citibank, NA	INR	218,266	USD	2,644	06/22/2023	(2,016)
Goldman Sachs Bank USA	JPY	305,446	USD	2,300	04/28/2023	(8,391)
Goldman Sachs Bank USA	USD	2,144	JPY	287,227	04/28/2023	26,896
Goldman Sachs Bank USA	USD	1,211	EUR	1,120	05/11/2023	6,265
HSBC Bank USA	USD	4,497	EUR	4,212	05/11/2023	80,401
HSBC Bank USA	USD	5,938	CHF	5,431	05/24/2023	29,635
HSBC Bank USA	HKD	45,922	USD	5,880	07/12/2023	4,402
HSBC Bank USA	USD	8,514	HKD	66,348	07/12/2023	(25,345)
Natwest Markets PLC	JPY	169,681	USD	1,257	04/28/2023	(25,167)
Natwest Markets PLC	EUR	1,907	USD	2,048	05/11/2023	(24,210)
State Street Bank & Trust Co.	EUR	3,637	USD	3,902	05/11/2023	(50,064)
State Street Bank & Trust Co.	CHF	4,687	USD	5,044	05/24/2023	(106,142)
State Street Bank & Trust Co.	USD	1,220	GBP	989	05/24/2023	1,491
State Street Bank & Trust Co.	HKD	9,764	USD	1,255	07/12/2023	5,767
State Street Bank & Trust Co.	USD	3,578	HKD	27,941	07/12/2023	(3,202)
UBS AG	AUD	1,778	USD	1,180	04/13/2023	(8,578)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	USD	33,093	AUD	47,276	04/13/2023	$(1,480,975)
UBS AG	USD	1,137	JPY	149,187	04/28/2023	(9,248)
UBS AG	USD	1,367	EUR	1,279	05/11/2023	22,960
UBS AG	CHF	2,707	USD	2,929	05/24/2023	(45,664)

						$(2,166,889)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $41,369,503 or 10.0% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,566,971 and gross unrealized depreciation of investments was $(52,702,716), resulting in net unrealized depreciation of $(20,135,745).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

18.6%	France
17.4%	Japan
9.1%	United Kingdom
6.6%	Switzerland
6.6%	United States
6.5%	Denmark
5.8%	Germany
5.7%	Hong Kong
5.4%	Netherlands
4.0%	China
3.0%	Ireland
3.0%	Spain
2.4%	India
3.1%	Other
2.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Luxembourg and Singapore.

AB Concentrated International Growth Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Staples	$—	$71,512,541	$—	$71,512,541
Consumer Discretionary	8,781,290	60,189,758	—	68,971,048
Industrials	—	67,184,042	—	67,184,042

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	$—	$59,245,207		$—	$59,245,207
Financials	10,091,705	45,977,475		—	56,069,180
Information Technology	—	42,803,862		—	42,803,862
Communication Services	4,621,597	20,101,427		—	24,723,024
Materials	—	12,037,741		—	12,037,741
Short-Term Investments	11,403,859	—		—	11,403,859

Total Investments in Securities	34,898,451	379,052,053	(a)	—	413,950,504
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	680,714		—	680,714
Liabilities:
Forward Currency Exchange Contracts	—	(2,847,603)		—	(2,847,603)

Total	$34,898,451	$376,885,164		$—	$411,783,615

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 06/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,386	$85,367	$90,349	$11,404	$303
Government Money Market Portfolio*	8,231	18,715	26,946	0	42
Total	$24,617	$104,082	$117,295	$11,404	$345

*	Investments of cash collateral for securities lending transactions.